Note 16 - Financial Instruments (Details Textual) $ in Billions	Dec. 31, 2025 USD ($)
Minimum [Member] | Measurement Input, Discount Rate [Member]
Long-Term Debt, Measurement Input	0.045
Maximum [Member] | Measurement Input, Discount Rate [Member]
Long-Term Debt, Measurement Input	0.05
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs Discount Rate Data Point Concentration	9.00%
Fair Value Inputs Weighted Average Discount Rate Increase	2.00%
Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.08
Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.10
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	2
Derivative, Notional Amount	$ 0.2